Investments in associates	6 Months Ended
Jun. 30, 2023
Investments accounted for using equity method [abstract]
Investments in associates
13.	Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2023		2022
Million US dollar	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes

Balance at 1 January	3 293	171	1 143	3 400	201
Effect of movements in foreign exchange	52	(48)	-	(245)	(39)
Dividends received	-	(12)	-	-	(16)
Share of results of associates	67	4	-	82	(5)
Exceptional share of results of associates	-	-	(1 143)	-	-
Balance at 30 June	3 412	115	-	3 237	141
During the
six-month
period ended 30 June 2022 the company reported a (1 143)m US dollar exceptional share of results of associates related to its investment in AB InBev Efes (Refer to Note 7
Exceptional items)
. The investment in AB InBev Efes is classified as
non-current
asset held for sale.
In the
six-month
period ended 30 June 2023, associates that are not individually material contributed 34m US dollar to the results of investment in associates (30 June 2022: 52m US dollar).